ADVANCED SERIES TRUST

GATEWAY CENTER THREE
FOURTH FLOOR

100 MULBERRY STREET

NEWARK, NEW JERSEY 07102

January 19, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:                               Registration Statement on Form N-14 of Advanced Series Trust

Dear Sir or Madam:

On behalf of Advanced Series Trust (the “Trust”), a Massachusetts business trust, we are hereby filing the Trust’s Registration Statement on Form N-14 (the “Registration Statement”) in connection with the fund reorganization described below.

Target Fund	Acquiring Fund
SP Growth Asset Allocation Portfolio of The Prudential Series Fund	AST BlackRock Global Strategies Portfolio of Advanced Series Trust

Pursuant to this proposal, the assets and liabilities of the Target Fund would be exchanged for shares of the Acquiring Fund and beneficial shareholders of the Target Fund would become beneficial shareholders of the Acquiring Fund. No sales charges would be imposed in connection with the reorganization. The Acquiring Fund shares to be received by Target Fund shareholders in the reorganization will be equal in value to the Target Fund shares beneficially held by such shareholders immediately prior to the reorganization. The completion of the reorganization transaction is subject to approval by the beneficial shareholders of the Target Fund and the satisfaction of certain customary closing conditions, including the receipt of an opinion of special tax counsel to the effect that the reorganization transaction will not result in any adverse federal income tax consequences to the Acquiring Fund, the Target Fund, or their respective beneficial shareholders.   The materials contained in the N-14 Registration Statement include a letter to contract owners, the notice of special meeting, the proxy statement and prospectus, and the form of voting instructions card.

To assist you with your review of this filing, we note that many sections of the Registration Statement are substantially similar to the corresponding sections of the Registration Statements on Form N-14 of the Trust and The Prudential Series Fund that were recently filed with the Securities and Exchange Commission (collectively, the Prior Filings) relating to the following reorganizations:

Target Fund	Acquiring Fund
SP Mid Cap Growth Portfolio of The Prudential Series Fund	SP Prudential U.S. Emerging Growth Portfolio of The Prudential Series Fund
SP Davis Value Portfolio of The Prudential Series Fund	Value Portfolio of The Prudential Series Fund
SP Strategic Partners Focused Growth Portfolio of The Prudential Series Fund	Jennison Portfolio of The Prudential Series Fund
SP PIMCO High Yield Portfolio of The Prudential Series Fund	High Yield Bond Portfolio of The Prudential Series Fund
AST Focus Four Plus Portfolio of Advanced Series Trust	AST First Trust Capital Appreciation Target Portfolio of Advanced Series Trust
SP Conservative Asset Allocation Portfolio of The Prudential Series Fund	AST Preservation Asset Allocation Portfolio of Advanced Series Trust
Diversified Conservative Growth Portfolio of The Prudential Series Fund	AST Preservation Asset Allocation Portfolio of Advanced Series Trust
SP Aggressive Growth Asset Allocation Portfolio of The Prudential Series Fund	AST Aggressive Asset Allocation Portfolio of Advanced Series Trust
SP Balanced Asset Allocation Portfolio of The Prudential Series Fund	AST Balanced Asset Allocation Portfolio of Advanced Series Trust

Except for information specifically relating to the relevant acquiring and target funds, the Registration Statement disclosure is substantially similar to the disclosure contained in the Prior Filings with respect to the followings sections of the Registration Statement:

•                  Contract Owner letter,

•                  Notice of Special Meeting,

•                  Summary of the Proposal—Voting,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Performance,

•                  Investment Objectives, Strategies, Fees and Performance of the Portfolios—Capitalizations of the Portfolios Before and After the Reorganization,

•                  Management of the Portfolios

•                  Fees and Expenses (except with respect to specific numbers),

•                  Information About the Reorganization,

•                  Voting Information,

•                  Shares Outstanding, and

•                  Principal Holders of Shares

There are some differences between the Registration Statement and the Prior Filings.  In particular, we note that: (i) the Target Fund is a “fund-of-funds” while the Acquiring Fund is not; (ii) the Acquiring Fund has no assets and has not yet commenced operations as of the date hereof; and (iii) we have included a narrative paragraph relating to the pro forma financial impact of the reorganization transaction in the Statement of Additional Information contained in the Registration Statement in lieu of the pro forma financial statements required by Form N-14 in reliance upon conversations with Stephen B. Sadoski, John Russo, and Cindy Rose of the staff of the Securities and Exchange Commission.

It is proposed that the filing become effective on February 18, 2011 pursuant to Rule 488 under the Securities Act of 1933, as amended. Please do not hesitate to contact the undersigned at (973) 367-3161 if you have questions or comments or if you require further information.

Very truly yours,

/s/ John P. Schwartz
John P. Schwartz